Investments In and Advances To Affiliates (Tables)	12 Months Ended
Dec. 31, 2011
Investments In And Advances To Affiliates Tables [Abstract]
Equity Ownership Interest And Carrying Values Of Investments Accounted For Under The Equity Method
		December 31,
Affiliate	Country	2011	2010	2011	2010

		Carrying Value		Ownership Interest %
		(in millions)
AES Solar Energy Ltd.	Europe	$225	$256	50%	50%
AES Solar Power LLC	United States	91	8	50%	50%
AES Solar Power, PR, LLC	Puerto Rico	8	-	50%	0%
Barry(1)	United Kingdom	-	-	100%	100%
CET(1)	Brazil	14	22	72%	72%
Chigen affiliates (2)	China	30	146	25%	25%
China Wind(3)	China	75	69	49%	49%
Elsta	Netherlands	197	202	50%	50%
Entek	Turkey	121	-	50%	0%
Guacolda	Chile	186	149	35%	35%
IC Ictas Energy Group	Turkey	161	151	51%	51%
InnoVent(1)	France	32	31	40%	40%
JHRH	China	59	39	49%	35%
OPGC	India	203	224	49%	49%
Trinidad Generation Unlimited(1)	Trinidad	19	20	10%	10%
Other affiliates		1	3
Total investments in and advances to affiliates		$1,422	$1,320

Investments In and Advances to Affiliates Financial Information
	50%-or-less Owned Affiliates			Majority-Owned Unconsolidated Subsidiaries

Years ended December 31,	2011	2010	2009	2011	2010	2009

	(in millions)			(in millions)
Revenue	$1,668	$1,341	$1,229	$24	$20	$158
Gross margin	258	207	240	24	18	71
Net income (loss)	(5)	100	110	(5)	7	(5)

December 31,	2011	2010		2011	2010

	(in millions)			(in millions)
Current assets	$1,182	$948		$58	$114
Noncurrent assets	4,298	4,131		519	646
Current liabilities	899	687		109	144
Noncurrent liabilities	1,720	1,597		269	242
Noncontrolling interests	(240)	(206)		-	125
Stockholders' equity	3,101	3,001		199	249